Related Party Transactions - Additional Information (Details) - USD ($)				1 Months Ended	12 Months Ended
	May 31, 2023	Mar. 29, 2023	Feb. 06, 2023	Nov. 30, 2020	Dec. 31, 2023	Dec. 31, 2022	Aug. 30, 2023	Aug. 22, 2023	Jun. 30, 2023	Jun. 22, 2023	May 12, 2023	Mar. 31, 2023	Mar. 24, 2023	Oct. 31, 2022	Sep. 30, 2022	Mar. 29, 2022	Dec. 31, 2021	Dec. 27, 2021	Mar. 01, 2021
Related Party Transaction [Line Items]
Related party transaction terms and manner of settlement					our Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the Company completes a liquidation, merger, capital stock exchange, reorganization or other similar transaction that results in all of our stockholders having the right to exchange their shares of common stock for cash, securities or other property, the converted Class A common stock will be released from the lock-up.
Debt instrument convertible conversion price					$ 1
Debt Instrument Drawn					$ 365,000
Proceed from convertible debt					1,080,000	$ 0
Notes payable, fair value disclosure					762,350
Share-based payment arrangement, expense					$ 0
Debt conversion, converted instrument, warrants or options issued					3,306,370
Q12023 Promissory Note [Member]
Related Party Transaction [Line Items]
Debt instrument drawn			$ 535,000
Proceeds From Notes Payable			$ 356,370
Common Class B [Member]
Related Party Transaction [Line Items]
Common stock shares issued					0	7,187,500
Common stock shares outstanding					0	7,187,500
Common Class A [Member]
Related Party Transaction [Line Items]
Common stock shares issued					7,187,500	0
Common stock shares outstanding					7,187,500	0
Working Capital Loans [Member]
Related Party Transaction [Line Items]
Debt instrument convertible conversion price					$ 1						$ 1
Fair value estimated by the Company					$ 684,165
Working capital loans												$ 0
Working Capital Loans [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Debt instrument convertible conversion amount													$ 1,500,000
Working Capital Loans [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Debt instrument convertible conversion amount													$ 3,500,000
First Working Capital Loan [Member]
Related Party Transaction [Line Items]
Debt instrument face amount																			$ 365,000
Promissory note interest bearing																			0.00%
Fair value estimated by the Company					704,450	$ 343,034
Fair value at initial measurement						383,323
Second Working Capital Loan [Member]
Related Party Transaction [Line Items]
Debt instrument face amount																		$ 800,000
Promissory note interest bearing																		0.00%
Debt Instrument Drawn																		$ 800,000
Fair value estimated by the Company					1,544,000	751,856
Fair value at initial measurement																	$ 656,560
Third Working Capital Loan [Member]
Related Party Transaction [Line Items]
Debt instrument face amount																$ 335,000
Promissory note interest bearing																0.00%
Debt Instrument Drawn					335,000
Fair value estimated by the Company					$ 646,550	314,840
Fair value at initial measurement						$ 282,874
Founders [Member] | Common Class B [Member] | Founder Shares [Member]
Related Party Transaction [Line Items]
Stock issued during period, Value				$ 25,000
Shares issued price per share				$ 0.0035
Stock issued during period, Shares				7,187,500
Sponser [Member] | Share Price More Than Or Equals To USD Twelve [Member]
Related Party Transaction [Line Items]
Share transfer, trigger price price per share					$ 12
Number of consecutive trading days for determining share price					20 days
Number of trading days for determining share price					30 days
Threshold number of trading days for determining share price from date of business combination					150 days
Sponser [Member] | Common Class B [Member]
Related Party Transaction [Line Items]
Stock issued during period, Shares				4,671,875
Transfer of stock shares transferred				434,375
Common stock shares outstanding								0
Sponser [Member] | Common Class A [Member]
Related Party Transaction [Line Items]
Common stock shares issued								7,187,500
Sponser [Member] | Working Capital Loans [Member] | Chief Financial Officer [Member]
Related Party Transaction [Line Items]
Debt instrument value assigned																			$ 145,000
Sponser [Member] | Working Capital Loans [Member] | Vice President [Member]
Related Party Transaction [Line Items]
Debt instrument value assigned																			$ 110,000
Sponser [Member] | Third Working Capital Loan [Member] | Chief Financial Officer [Member]
Related Party Transaction [Line Items]
Debt instrument value assigned					$ 111,667
Sponser [Member] | Third Working Capital Loan [Member] | Vice President [Member]
Related Party Transaction [Line Items]
Debt instrument value assigned					111,667
Sponser [Member] | Third Working Capital Loan [Member] | General Counsel And Secretary [Member]
Related Party Transaction [Line Items]
Debt instrument value assigned					111,666
FL Co Investment [Member] | Common Class B [Member]
Related Party Transaction [Line Items]
Stock issued during period, Shares				1,257,813
Transfer of stock shares transferred				13,125
Intrepid Financial Partners [Member] | Common Class B [Member]
Related Party Transaction [Line Items]
Stock issued during period, Shares				1,257,812
Q12023 Promissory Note [Member]
Related Party Transaction [Line Items]
Proceeds From Notes Payable	$ 356,370
Q42022 Promissory Note [Member] | Working Capital Loans [Member]
Related Party Transaction [Line Items]
Proceed from convertible debt		$ 726,370
Convertibe Notes And Promissory Note [Member] | Working Capital Loans [Member]
Related Party Transaction [Line Items]
Class of warrants or rights convertble into equity value					$ 3,306,370
Class of warrants or rights number of warrants convertible into equity					3,306,370
Promissory Note [Member]
Related Party Transaction [Line Items]
Debt instrument face amount														$ 200,000	$ 170,000
Promissory Note [Member] | Merger Agreement [Member]
Related Party Transaction [Line Items]
Transaction cost					$ 1,500,000
Payments for acquisition					3,000,000
Advances to acquisition target					884,432
Promissory Note [Member] | Q12023 Promissory Note [Member]
Related Party Transaction [Line Items]
Fair value estimated by the Company					687,794
Promissory Note [Member] | First Q22023 Promissory Note [Member]
Related Party Transaction [Line Items]
Debt instrument face amount											$ 395,000
Fair value at initial measurement					229,653
Promissory Note [Member] | Second Q22023 Promissory Note [Member]
Related Party Transaction [Line Items]
Debt instrument face amount											$ 355,000
Promissory Note [Member] | Third Q22023 Promissory Note [Member]
Related Party Transaction [Line Items]
Debt instrument face amount										$ 100,000
Promissory Note [Member] | Fourth Q22023 Promissory Note [Member]
Related Party Transaction [Line Items]
Debt instrument face amount										$ 50,000
Fair value at initial measurement					96,500				$ 29,150
Promissory Note [Member] | Q3 2022 Promissory Note [Member]
Related Party Transaction [Line Items]
Fair value estimated by the Company					328,100
Promissory Note [Member] | Q42022 Promissory Note [Member]
Related Party Transaction [Line Items]
Fair value estimated by the Company					386,000
Promissory Note [Member] | Second Q3 2023 Promissory Note [Member]
Related Party Transaction [Line Items]
Debt instrument face amount							$ 495,000
Fair value estimated by the Company					1,225,550
Fair value at initial measurement					$ 330,199
Promissory Note [Member] | First Q3 2023 Promissory Note [Member]
Related Party Transaction [Line Items]
Debt instrument face amount							$ 635,000